International Growth Fund
INTERNATIONAL GROWTH FUND
INVESTMENT GOAL
The Fund seeks to provide high long-term total return.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Fund		Institutional Class	Advisor Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees
Other Expenses	[1]	0.14%	0.71%
Total Annual Fund Operating Expenses		0.89%	1.46%
Fee Waiver and/or Expense Reimbursement	[2]	none	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.89%	1.16%
[1]	The expense information shown in the table above may differ from the expense information disclosed on the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (expenses indirectly borne by the Fund through investments in certain pooled investment vehicles).
[2]	Hansberger Global Investors, Inc. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.00% and 1.15% of the Fund's average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014, and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.00% and 1.15% of the Fund's average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were reimbursed.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example for Advisor Class shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. The example for the Institutional Class shares is based on Total Annual Fund Operating Expenses for all periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Growth Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	91	284	493	1,096
Advisor Class	118	432	769	1,721

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE The Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of total assets, not including the cash position of the Fund) in the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets and the Fund may purchase these securities. The Fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The Fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary. The Fund may also invest in warrants or rights to subscribe to or purchase equity securities, and sponsored or unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and other depositary receipts. The Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

The Adviser anticipates following a flexible investment policy that will allow it to select those investments that it believes are best suited to achieve the Fund's investment objective over the long term. The Adviser uses a disciplined, long-term approach to international investing. The Adviser focuses primarily on identifying successful companies that have favorable anticipated long-term growth prospects. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. The buy and sell decisions are based on a decision framework which has a common set of investment decision criteria. These criteria encompass, among other factors: positive relative fundamentals, attractive valuation, relative performance and expected return. Portfolio holdings are monitored for possible sale on an ongoing basis. Although the Fund invests primarily in mid to large cap companies, there are no limitations on the size of the companies in which the Fund may invest.

The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks, and economic and market conditions. The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for successful companies in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of companies with favorable long-term prospects.
Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged. The Adviser generally chooses not to hedge against the fund's currency exposure.

Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Investing in emerging market companies, which may be smaller and have shorter operating histories than companies in more developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in more developed foreign markets. The extent of economic development, political stability, market depth and oversight, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging markets countries is generally less than in more developed markets. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Growth Investment Risk: Growth investing attempts to identify companies that the Adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

International Investing Risk: Investing in foreign countries poses distinct risks since political or economic upheaval or unrest, natural disasters and government action or inaction unique to a country or region could affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer's home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically and may subject the Fund to greater credit risk and information risk.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers and may lead to substantial losses.

Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund's share price, and the extent of any decline will be impacted by how widely the Fund's holdings are diversified in addition to the extent of the decline of the price of the securities.
Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
31.66%	-27.14%
second quarter	fourth quarter
2009	2008

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns International Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	19.37%	(4.10%)	7.51%	Jun. 23, 2003
Institutional Class Return After Taxes on Distributions	19.31%	(4.21%)	7.07%	Jun. 23, 2003
Institutional Class Return After Taxes on Distributions & Sale of Fund Shares	13.14%	(3.34%)	6.61%	Jun. 23, 2003
Institutional Class MSCI ACWI ex USA	17.39%	(2.44%)	9.36%	Jun. 23, 2003
Advisor Class	19.01%	(4.30%)	2.99%	Sep. 13, 2005
Advisor Class MSCI ACWI ex USA	17.39%	(2.44%)	4.78%	Sep. 13, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 5-year period exceeds the Return Before Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.